Disclosure of detailed information about foreign currency risk (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Financial Instruments And Capital Management Disclosure Of Detailed Information About Foreign Currency Risk 1	$ 30
Financial Instruments And Capital Management Disclosure Of Detailed Information About Foreign Currency Risk 2	1
Financial Instruments And Capital Management Disclosure Of Detailed Information About Foreign Currency Risk 3	228
Financial Instruments And Capital Management Disclosure Of Detailed Information About Foreign Currency Risk 4	282
Financial Instruments And Capital Management Disclosure Of Detailed Information About Foreign Currency Risk 5	(213)
Financial Instruments And Capital Management Disclosure Of Detailed Information About Foreign Currency Risk 6	(312)
Financial Instruments And Capital Management Disclosure Of Detailed Information About Foreign Currency Risk 7	45
Financial Instruments And Capital Management Disclosure Of Detailed Information About Foreign Currency Risk 8	$ (29)